Statement of Stockholders' Equity (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Total
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Jan. 28, 2009	$ 0	$ 0	$ 0	$ 0
Shares, Outstanding at Jan. 28, 2009	0
Stock Issued During Period, Value, New Issues	1,200	800		2,000
Stock Issued During Period, Shares, New Issues	12,000,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			(3,911)	(3,911)
Stockholders' Equity, Period Increase (Decrease)				(1,911)
Stock Issued During Period, Shares, Period Increase (Decrease)	12,000,000
Shares, Outstanding at Aug. 31, 2009	12,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Aug. 31, 2009	1,200	800	(3,911)	(1,911)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			(9,117)	(9,117)
Stockholders' Equity, Period Increase (Decrease)				(9,117)
Shares, Outstanding at Aug. 31, 2010	12,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Aug. 31, 2010	1,200	800	(13,027)	(11,027)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			(11,818)	(11,818)
Stockholders' Equity, Period Increase (Decrease)				(11,818)
Shares, Outstanding at Aug. 31, 2011	12,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Aug. 31, 2011	1,200	800	(24,845)	(22,845)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			(10,682)	(10,682)
Stockholders' Equity, Period Increase (Decrease)				(10,682)
Shares, Outstanding at Aug. 31, 2012	12,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Aug. 31, 2012	1,200	800	(35,527)	(33,527)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			(1,768)	(1,768)
Stockholders' Equity, Period Increase (Decrease)				$ (1,768)
Shares, Outstanding at Nov. 30, 2012	12,000,000